Stockholders' Equity - Schedule of Unvested Stock Options (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Beginning balance	3,000	118,000	118,000	84,000
Granted		89	89,000	78,000
Vesting of restricted stock units	(1,000)	(40)	(70,000)	(44,000)
Forfeiture of restricted stock units		(31)	(31,000)
Ending balance	2,000	136,000	3,000	118,000
Beginning balance	$ 545.01	$ 24.12	$ 24.12	$ 51.23
Granted		4.66	4.66	8.79
Vested	435.36	19.68	19.44	48.53
Forfeited		8.26	8.26
Ending balance	$ 579.79	$ 16.33	$ 545.01	$ 24.12
Previously Reported [Member]
Beginning balance	106,000
Ending balance			106,000
Beginning balance	$ 15.57
Ending balance			$ 15.57